Risk Management and Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk Management and Financial Instruments [Line Items]
Percentage of VaR	99.00%
Purchase of cattle	$ 335,000,000	$ 35,600,000
Securities pledged as commodities and futures	$ 28,687	13,575
Bottom of range [Member]
Risk Management and Financial Instruments [Line Items]
Percentage of possible risk changes	25.00%
Top of range [Member]
Risk Management and Financial Instruments [Line Items]
Percentage of possible risk changes	50.00%
JBS USA and Its Subsidiaries [Member]
Risk Management and Financial Instruments [Line Items]
Securities pledged as commodities and futures	$ 104,000	67,335
Direct Subsidiary Seara Alimentos [Member]
Risk Management and Financial Instruments [Line Items]
Securities pledged as commodities and futures	$ 3,867	$ 51,751